Retirement Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 H Age	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Matching contribution to 401(k) plan	$ 190	$ 168
Pension plan eligibility age of employees	20.5
Pension plan eligibility service period of employees	6 months
Pension plan eligibility service hours of employees	1,000
Accumulated benefit obligation for defined benefit pension plan	17,379	13,684
Net periodic benefit cost over the next fiscal year	520
Expected long-term rate of return on the plan assets	7.00%	7.00%
Expected future employer contribution	2,000
Employer contributions	1,510	1,152
Fund status	(8,163)	(5,489)
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum retirement year for participants	10 years
Liability recorded for supplemental retirement plan	700,447	331,239
Expenses recorded for supplemental retirement plan	$ 369,208	$ 331,239